Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
16.
PROPERTY, PLANT AND EQUIPMENT

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets used by the Company	$281,849	$285,329
Assets subject to operating leases	7,251	6,199
	$289,100	$291,528

a.
Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2020	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Additions	67	—	18	55	118	1	150	24,786	25,195
Disposal	(270)	(19)	(49)	(1,245)	(20,619)	(45)	(520)	(29)	(22,796)
Effect of foreign exchange differences	—	—	—	—	(91)	—	—	(7)	(98)
Acquired by business combinations (Note 14)	—	—	—	70	—	—	72	—	142
Others	3,091	31	(81)	521	25,336	26	508	(29,973)	(541)
Balance on December 31, 2020	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Depreciation expenses	—	(43)	(1,366)	(770)	(23,994)	(68)	(666)	—	(26,907)
Disposal	—	19	49	1,243	20,600	45	504	29	22,489
Effect of foreign exchange differences	—	—	—	—	41	—	—	—	41
Acquired by business combinations (Note 14)	—	—	—	(40)	—	—	(54)	—	(94)
Others	—	—	47	(4)	28	(1)	(48)	—	22
Balance on December 31, 2020	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Balance on December 31, 2020, net	$101,991	$231	$41,642	$1,767	$117,113	$176	$2,374	$8,529	$273,823
Cost
Balance on January 1, 2021	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Additions	—	—	37	72	84	—	198	35,222	35,613
Disposal	—	(1)	(29)	(1,734)	(27,916)	(84)	(470)	—	(30,234)
Effect of foreign exchange differences	—	—	—	—	(64)	—	(2)	(6)	(72)
Others	654	33	461	473	30,654	117	783	(32,959)	216
Balance on December 31, 2021	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938

(Continued)

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Depreciation expenses	—	(43)	(1,401)	(716)	(24,802)	(65)	(701)	—	(27,728)
Disposal	—	1	29	1,724	27,900	84	466	—	30,204
Effect of foreign exchange differences	—	—	—	—	31	—	1	—	32
Others	—	(1)	41	(1)	1	—	(45)	—	(5)
Balance on December 31, 2021	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Balance on December 31, 2021, net	$102,645	$220	$40,780	$1,585	$123,001	$228	$2,604	$10,786	$281,849
Cost
Balance on January 1, 2022	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938
Additions	460	—	133	102	149	1	253	30,167	31,265
Disposal	(4)	(6)	(7)	(808)	(18,395)	(104)	(392)	—	(19,716)
Effect of foreign exchange differences	—	—	—	—	209	—	4	19	232
Others	563	19	1,046	578	24,571	147	794	(26,545)	1,173
Balance on December 31, 2022	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Depreciation expenses	—	(39)	(1,452)	(725)	(25,654)	(77)	(754)	—	(28,701)
Disposal	—	7	7	807	18,382	104	388	—	19,695
Effect of foreign exchange differences	—	—	—	—	(110)	—	(2)	—	(112)
Others	—	—	(240)	(4)	(42)	(1)	(69)	—	(356)
Balance on December 31, 2022	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Balance on December 31, 2022, net	$103,664	$201	$40,267	$1,535	$122,111	$298	$2,826	$14,427	$285,329

(Concluded)

There was no indication that property, plant and equipment was impaired; therefore, the Company did not recognize any impairment loss for the years ended December 31, 2020, 2021 and 2022.

Chunghwa signed a joint development agreement with the MOTC previously which stated that the MOTC would provide the national land and Chunghwa would be in charge of the planning and construction for the MOTC’s office building, Chunghwa’s Renai office building, etc. According to the agreement, the MOTC and Chunghwa would each own a certain percentage of the buildings, and Chunghwa is to pay or get the reimbursement for the difference between the assessed value of the land and the construction cost paid by Chunghwa on behalf of the MOTC. The difference amounting to $1,057 million due to the MOTC was reported to Chunghwa’s Board of Directors in May 2020. Chunghwa paid the aforementioned amount in May 2021 and the property registration of the respective asset was completed in July 2021.

The Company participated in the government-led urban renewal project in Xingzheng Section, Xindian District, New Taipei City. The Company provided land as a building lot while Kindom Development Corp., chosen through public selection by the New Taipei City Government, acted as the urban renewal developer. The property registration was completed in 2020. With respect to the Company’s trade-in share of land and buildings, only the trade-in buildings had commercial substance. Therefore, the gain on the asset exchange transaction of $1,268 million (included in “gains and losses on disposal of property, plant and equipment”) was recognized at the difference between the carrying amount of the trade-out land of $37 million and the fair value of trade-in buildings of $1,305 million (included in “investment properties”). The aforementioned gain on disposal was included under “other income and expenses” in the consolidated statements of comprehensive income.

Depreciation expense for assets used by the Company is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-9 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

b.
Assets subject to operating leases

	Land	Buildings	Total
	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2020	$4,979	$3,842	$8,821
Others	(6)	394	388
Balance on December 31, 2020	$4,973	$4,236	$9,209
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,497)	$(1,497)
Depreciation expenses	—	(82)	(82)
Others	—	(37)	(37)
Balance on December 31, 2020	$—	$(1,616)	$(1,616)
Balance on December 31, 2020, net	$4,973	$2,620	$7,593
Cost
Balance on January 1, 2021	$4,973	$4,236	$9,209
Others	(164)	(102)	(266)
Balance on December 31, 2021	$4,809	$4,134	$8,943
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,616)	$(1,616)
Depreciation expenses	—	(77)	(77)
Others	—	1	1
Balance on December 31, 2021	$—	$(1,692)	$(1,692)
Balance on December 31, 2021, net	$4,809	$2,442	$7,251
Cost
Balance on January 1, 2022	$4,809	$4,134	$8,943
Additions	—	—	—
Others	(433)	(949)	(1,382)
Balance on December 31, 2022	$4,376	$3,185	$7,561
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,692)	$(1,692)
Depreciation expenses	—	(59)	(59)
Others	—	389	389
Balance on December 31, 2022	$—	$(1,362)	$(1,362)
Balance on December 31, 2022, net	$4,376	$1,823	$6,199

The Company leases out land and buildings with lease terms between 1 to 20 years. The lessees do not have bargain purchase options to acquire the assets at the expiry of the lease periods.

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Year 1	$371	$389
Year 2	301	281
Year 3	210	211
Year 4	159	177
Year 5	135	149
Onwards	1,177	1,122
	$2,353	$2,329

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings
Main buildings	35-60 years
Other building facilities	3-15 years